Property, Plant and Equipment - Mining assets (Narrative) (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine plans (term)	5 years
Doornkop | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		10.69%
Target 1 | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections		12.15%
Hidden Valley | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	R 1,108	R 761
Doornkop 207 level | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	643
Mine waste solutions Kareerand TSF Expansion Project | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Transferred to mining assets	R 1,661
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	11.20%		11.69%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	12.43%		13.15%